Goodwill (Tables)	3 Months Ended
Mar. 31, 2026
Goodwill [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

Changes in the carrying amount of goodwill are as follows:

	Merchant Solutions(1)	Digital Wallets (2)	Total
Balance as of December 31, 2025	$635,044	$1,441,303	$2,076,347
Foreign exchange	—	(15,692)	(15,692)
Balance as of March 31, 2026	$635,044	$1,425,611	$2,060,655

(1)
Accumulated impairment loss was $1,159,145 as of March 31, 2026 and December 31, 2025 within the Merchant Solutions segment.
(2)
Accumulated impairment loss was $723,042 as of March 31, 2026 and December 31, 2025 within the Digital Wallets segment.